Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Net Income (Loss) Per Share

17.	NET INCOME (LOSS) PER SHARE
The calculation of net income (loss) per share is as follows:

	For the year ended December 31,
	2020		2021	2022
	RMB		RMB	RMB
Numerator:
Net income (loss) attributed to ordinary shareholders for computing net income (loss) per ordinary share-basic and diluted	2,103,484		(2,913,708)	1,484,283
Denominator:
Denominator for computing net income (loss) per share-basic:
Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic	416,914,898		404,701,910	390,176,367

Denominator for computing net income (loss) per share-diluted:
Weighted average shares outstanding used in computing net income (loss) per ordinary share-diluted	452,081,642	(i)	404,701,910 (i)	423,810,279	(i)

Net income (loss) per ordinary share attributable to Momo Inc. – basic	5.05		(7.20)	3.80

Net income (loss) per ordinary share attributable to Momo Inc. - diluted	4.83		(7.20)	3.65

The following table summarizes potential ordinary shares outstanding excluded from the computation of diluted net income (loss) per ordinary share for the years ended December 31, 2020, 2021 and 2022, because their effect is anti-dilutive:

	For the year ended December 31,
	2020	2021	2022
Share issuable upon exercise of share options	9,907,671	29,676,253	14,676,458
Share issuable upon exercise of RSUs	220,781	272,500	217,612

(i)
The calculation of the weighted average number of ordinary shares for the purpose of diluted net income per share has considered the effect of certain potentially dilutive securities. For the year ended December 31, 2020, an incremental weighted average number of 11,762,418 ordinary shares from the assumed exercise of share options and RSUs and an incremental weighted average number of 23,404,327 ordinary shares resulting from the assumed conversion of convertible senior notes were included.

The computation of diluted loss per share for the year ended December 31, 2021 has not considered the effect of the share options, RSUs and convertible senior notes given that the effect is anti-dilutive.
For the year ended December 31, 2022, an incremental weighted average number of 12,083,613 ordinary shares from the assumed exercise of share options and RSUs and an incremental weighted average number of 21,550,299 ordinary shares resulting from the assumed conversion of convertible senior notes were included.